Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

March 31, 2021

VIPHI-QTLY-0521
1.799878.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 94.1%
	Principal Amount	Value
Convertible Bonds - 1.8%
Broadcasting - 1.3%
DISH Network Corp.:
2.375% 3/15/24	$7,126,000	$6,849,868
3.375% 8/15/26	5,672,000	5,452,494
		12,302,362
Energy - 0.5%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	559,340	1,566,152
15% 7/15/23 (a)(b)	965,654	3,051,467
		4,617,619

TOTAL CONVERTIBLE BONDS		16,919,981

Nonconvertible Bonds - 92.3%
Aerospace - 6.3%
Allegheny Technologies, Inc.:
5.875% 12/1/27	6,785,000	7,022,475
7.875% 8/15/23	400,000	433,880
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	5,085,000	5,186,700
Bombardier, Inc.:
6% 10/15/22 (c)	1,200,000	1,200,000
6.125% 1/15/23 (c)	5,425,000	5,648,781
7.5% 12/1/24 (c)	185,000	184,769
7.5% 3/15/25 (c)	3,355,000	3,300,481
7.875% 4/15/27 (c)	4,425,000	4,339,553
BWX Technologies, Inc. 4.125% 6/30/28 (c)	1,785,000	1,807,313
Howmet Aerospace, Inc. 6.75% 1/15/28	110,000	129,800
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	2,735,000	2,799,409
6.5% 5/1/25 (c)	970,000	1,027,909
Moog, Inc. 4.25% 12/15/27 (c)	2,140,000	2,182,800
TransDigm UK Holdings PLC 6.875% 5/15/26	975,000	1,026,188
TransDigm, Inc.:
4.625% 1/15/29 (c)	3,185,000	3,140,569
5.5% 11/15/27	9,785,000	10,115,244
6.25% 3/15/26 (c)	4,860,000	5,152,572
7.5% 3/15/27	850,000	905,250
8% 12/15/25 (c)	4,020,000	4,377,780
		59,981,473
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC 5.113% 5/3/29	2,635,000	2,828,541
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	280,000	289,100
		3,117,641
Banks & Thrifts - 0.2%
Ally Financial, Inc. 8% 11/1/31	1,415,000	1,970,634
Broadcasting - 1.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	4,470,000	3,218,400
Gray Television, Inc. 4.75% 10/15/30 (c)	895,000	887,169
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	2,290,000	2,235,613
5.5% 3/1/30 (c)	1,010,000	982,225
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	575,000	575,661
5% 8/1/27 (c)	3,455,000	3,624,468
Tegna, Inc.:
4.625% 3/15/28	1,100,000	1,119,250
5% 9/15/29	425,000	441,048
Univision Communications, Inc. 6.625% 6/1/27 (c)	1,815,000	1,938,284
		15,022,118
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	3,680,000	3,855,058
Cable/Satellite TV - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	4,075,000	4,084,047
4.5% 8/15/30 (c)	1,750,000	1,783,600
4.5% 5/1/32 (c)	2,190,000	2,217,375
5% 2/1/28 (c)	8,430,000	8,915,990
CSC Holdings LLC:
4.125% 12/1/30 (c)	1,895,000	1,882,266
4.625% 12/1/30 (c)	6,590,000	6,482,023
5.75% 1/15/30 (c)	2,510,000	2,643,645
Dolya Holdco 18 DAC 5% 7/15/28 (c)	2,285,000	2,327,570
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	2,425,000	2,452,281
6.5% 9/15/28 (c)	4,775,000	5,042,161
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	3,000,000	3,150,000
Virgin Media Finance PLC 5% 7/15/30 (c)	2,395,000	2,392,006
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	690,000	696,038
5.5% 5/15/29 (c)	1,555,000	1,650,244
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	185,000	189,163
6% 1/15/27 (c)	3,095,000	3,226,538
Ziggo BV:
4.875% 1/15/30 (c)	990,000	1,011,914
5.5% 1/15/27 (c)	2,457,000	2,558,351
		52,705,212
Capital Goods - 0.5%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	4,830,000	5,056,406
Chemicals - 5.3%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,155,000	2,252,622
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	3,160,000	3,358,956
CF Industries Holdings, Inc.:
4.95% 6/1/43	1,823,000	2,087,937
5.15% 3/15/34	170,000	194,306
5.375% 3/15/44	1,440,000	1,708,200
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (c)(d)(e)	4,410,000	4,366,285
6.5% 5/15/26 (c)	3,425,000	3,407,875
6.875% 6/15/25 (c)	645,000	657,094
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	2,645,000	2,645,000
7% 12/31/27 (c)	260,000	249,176
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,919,238
5.25% 12/15/29	320,000	330,059
5.65% 12/1/44	1,917,000	1,907,415
NOVA Chemicals Corp. 5.25% 6/1/27 (c)	2,090,000	2,193,183
Olin Corp.:
5% 2/1/30	1,830,000	1,916,898
5.125% 9/15/27	2,270,000	2,349,450
5.625% 8/1/29	1,715,000	1,849,756
The Chemours Co. LLC:
5.375% 5/15/27	6,542,000	6,934,520
5.75% 11/15/28 (c)	7,500,000	7,896,863
Valvoline, Inc. 4.25% 2/15/30 (c)	660,000	673,200
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (c)	1,140,000	1,180,128
		51,078,161
Consumer Products - 0.7%
Mattel, Inc.:
3.75% 4/1/29 (c)	1,555,000	1,564,719
5.45% 11/1/41	250,000	273,125
6.2% 10/1/40	1,945,000	2,280,513
Newell Brands, Inc. 5.875% 4/1/36	245,000	300,125
Prestige Brands, Inc. 3.75% 4/1/31 (c)	1,255,000	1,196,956
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	600,000	587,250
		6,202,688
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (c)	95,000	97,522
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	2,965,000	3,010,068
7.875% 7/15/26 (c)	2,805,000	2,941,744
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (c)	875,000	922,031
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	3,555,000	3,728,306
8.5% 8/15/27 (c)	2,470,000	2,680,444
		13,380,115
Diversified Financial Services - 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)	1,860,000	1,817,611
5.25% 5/15/27	780,000	805,350
6.25% 5/15/26	4,405,000	4,614,238
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (c)	900,000	886,500
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	4,450,000	4,325,845
		12,449,544
Diversified Media - 1.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	3,635,000	3,780,400
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (c)	1,850,000	1,944,813
5.875% 10/1/30 (c)	1,840,000	1,994,100
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	2,105,000	2,265,085
		9,984,398
Energy - 15.7%
Apache Corp.:
4.25% 1/15/30	435,000	423,712
5.1% 9/1/40	2,085,000	2,038,088
5.35% 7/1/49	305,000	291,275
7.375% 8/15/47	310,000	330,150
California Resources Corp. 7.125% 2/1/26 (c)	1,465,000	1,490,945
Cheniere Energy Partners LP:
4% 3/1/31 (c)	2,350,000	2,391,125
5.625% 10/1/26	3,190,000	3,335,783
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	2,905,000	3,016,959
Chesapeake Energy Corp. 5.875% 2/1/29 (c)	905,000	959,300
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	4,910,000	4,954,337
7% 6/15/25 (c)	2,837,000	2,918,564
CNX Resources Corp. 6% 1/15/29 (c)	430,000	446,847
Comstock Resources, Inc.:
6.75% 3/1/29 (c)	1,545,000	1,583,625
7.5% 5/15/25 (c)	434,000	450,275
9.75% 8/15/26	1,608,000	1,748,700
Continental Resources, Inc. 5.75% 1/15/31 (c)	1,395,000	1,576,155
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	5,473,000	5,377,223
5.75% 4/1/25	5,907,000	5,939,607
6% 2/1/29 (c)	5,200,000	5,122,000
CVR Energy, Inc.:
5.25% 2/15/25 (c)	5,536,000	5,408,672
5.75% 2/15/28 (c)	4,164,000	4,059,900
DCP Midstream Operating LP:
5.6% 4/1/44	175,000	175,000
6.45% 11/3/36 (c)	775,000	866,063
8.125% 8/16/30	55,000	71,297
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	450,000	467,010
5.75% 1/30/28 (c)	1,635,000	1,727,083
6.625% 7/15/25 (c)	395,000	422,152
EnLink Midstream LLC 5.625% 1/15/28 (c)	395,000	381,957
EnLink Midstream Partners LP:
5.05% 4/1/45	515,000	398,368
5.45% 6/1/47	1,080,000	871,150
5.6% 4/1/44	185,000	153,550
EQM Midstream Partners LP:
4.75% 1/15/31 (c)	2,020,000	1,959,400
5.5% 7/15/28	110,000	115,471
6.5% 7/1/27 (c)	1,705,000	1,853,761
EQT Corp. 3.9% 10/1/27	1,490,000	1,519,800
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,060,000	2,210,895
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	2,465,000	2,492,115
5.625% 2/15/26 (c)	5,785,000	5,958,550
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	670,000	690,100
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	2,885,000	2,921,928
MEG Energy Corp.:
5.875% 2/1/29 (c)	1,090,000	1,092,725
7.125% 2/1/27 (c)	1,090,000	1,141,775
New Fortress Energy LLC:
6.5% 9/30/26 (c)(f)	5,580,000	5,621,850
6.75% 9/15/25 (c)	5,280,000	5,424,672
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	6,690,000	6,873,975
Occidental Petroleum Corp.:
3.4% 4/15/26	1,140,000	1,106,940
3.5% 8/15/29	1,715,000	1,609,185
4.2% 3/15/48	1,145,000	930,427
4.3% 8/15/39	590,000	500,326
4.4% 4/15/46	1,730,000	1,481,641
4.4% 8/15/49	1,275,000	1,066,244
5.55% 3/15/26	2,880,000	3,045,888
6.125% 1/1/31	1,365,000	1,507,233
6.2% 3/15/40	575,000	590,813
6.45% 9/15/36	3,050,000	3,366,468
7.5% 5/1/31	3,730,000	4,355,148
7.875% 9/15/31	375,000	441,101
8.875% 7/15/30	1,270,000	1,601,470
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	5,490,000	5,599,800
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	85,000	83,672
4.95% 7/15/29 (c)	1,010,000	1,031,447
6.875% 4/15/40 (c)	385,000	415,800
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(g)	5,722,000	1
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	2,260,000	2,251,525
5.875% 3/15/28	500,000	523,315
6% 4/15/27	65,000	68,006
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	670,000	676,834
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	967,000	944,421
6% 3/1/27 (c)	2,390,000	2,413,900
6% 12/31/30 (c)	1,290,000	1,275,165
7.5% 10/1/25 (c)	210,000	226,034
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	1,800,000	1,692,936
4.875% 2/1/31 (c)	2,567,000	2,601,013
5.375% 2/1/27	665,000	689,648
5.5% 3/1/30	498,000	522,900
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	862,750	754,907
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	180,000	174,150
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	431,375	407,649
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	595,000	549,964
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	198,000	188,100
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	917,431	857,798
Western Gas Partners LP:
4.35% 2/1/25	1,750,000	1,811,250
4.65% 7/1/26	660,000	696,115
5.3% 2/1/30	2,170,000	2,356,360
		149,689,483
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	3,630,000	3,630,000
Stericycle, Inc. 3.875% 1/15/29 (c)	1,625,000	1,604,688
		5,234,688
Food & Drug Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	3,185,000	3,030,973
4.875% 2/15/30 (c)	290,000	298,120
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	395,000	388,255
		3,717,348
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5% 12/15/28 (c)	3,000,000	2,917,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	940,000	1,029,300
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	2,735,000	3,026,948
6.5% 4/15/29 (c)	5,495,000	6,209,350
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	1,830,000	1,913,741
6.875% 5/1/25 (c)	2,480,000	2,647,400
Post Holdings, Inc.:
4.5% 9/15/31 (c)	2,295,000	2,269,755
4.625% 4/15/30 (c)	1,125,000	1,127,813
5.625% 1/15/28 (c)	1,050,000	1,104,842
5.75% 3/1/27 (c)	1,635,000	1,719,628
TreeHouse Foods, Inc. 4% 9/1/28	1,465,000	1,475,358
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	435,000	443,700
U.S. Foods, Inc. 4.75% 2/15/29 (c)	1,285,000	1,285,000
		27,170,335
Gaming - 5.9%
Affinity Gaming LLC 6.875% 12/15/27 (c)	2,155,000	2,270,831
Boyd Gaming Corp.:
4.75% 12/1/27	1,090,000	1,110,961
6% 8/15/26	930,000	968,293
6.375% 4/1/26	2,460,000	2,539,950
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	3,365,000	3,587,140
8.125% 7/1/27 (c)	6,135,000	6,765,341
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	6,330,000	6,353,326
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	3,070,000	3,265,713
Golden Nugget, Inc. 6.75% 10/15/24 (c)	4,845,000	4,899,119
MCE Finance Ltd.:
4.875% 6/6/25 (c)	2,075,000	2,132,063
5.375% 12/4/29 (c)	940,000	998,553
5.75% 7/21/28 (c)	1,420,000	1,512,300
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,955,000	2,046,083
4.5% 1/15/28	2,895,000	2,995,457
5.75% 2/1/27	870,000	959,118
Station Casinos LLC:
4.5% 2/15/28 (c)	2,835,000	2,824,383
5% 10/1/25 (c)	1,860,000	1,883,250
VICI Properties, Inc. 4.625% 12/1/29 (c)	2,410,000	2,500,038
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	1,935,000	2,026,197
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	1,845,000	1,868,639
5.5% 10/1/27 (c)	2,950,000	3,064,313
		56,571,068
Healthcare - 6.2%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	2,795,000	2,918,986
Bausch Health Companies, Inc.:
5% 1/30/28 (c)	1,420,000	1,437,750
5% 2/15/29 (c)	595,000	590,909
5.25% 1/30/30 (c)	3,020,000	3,035,704
5.25% 2/15/31 (c)	2,085,000	2,075,034
Centene Corp. 4.625% 12/15/29	5,100,000	5,519,756
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	660,000	661,043
4.25% 5/1/28 (c)	290,000	298,700
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,065,000	2,017,299
5.625% 3/15/27 (c)	1,490,000	1,560,775
6% 1/15/29 (c)	1,190,000	1,258,425
6.875% 4/15/29 (c)	1,160,000	1,214,369
8% 3/15/26 (c)	2,480,000	2,681,624
8.125% 6/30/24 (c)	1,190,000	1,248,370
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,145,000	3,224,034
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	5,075,000	5,170,715
Hologic, Inc.:
3.25% 2/15/29 (c)	2,030,000	2,004,625
4.625% 2/1/28 (c)	395,000	414,750
IQVIA, Inc. 5% 5/15/27 (c)	2,745,000	2,898,157
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	855,000	879,581
Owens & Minor, Inc. 4.5% 3/31/29 (c)	585,000	587,925
Radiology Partners, Inc. 9.25% 2/1/28 (c)	2,216,000	2,412,670
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	3,120,000	3,233,100
Teleflex, Inc. 4.25% 6/1/28 (c)	535,000	554,394
Tenet Healthcare Corp.:
4.625% 6/15/28 (c)	680,000	696,986
4.875% 1/1/26 (c)	1,550,000	1,611,628
5.125% 5/1/25	1,030,000	1,044,472
6.125% 10/1/28 (c)	4,680,000	4,884,750
6.25% 2/1/27 (c)	1,195,000	1,261,759
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	1,250,000	1,375,000
Vizient, Inc. 6.25% 5/15/27 (c)	240,000	254,700
		59,027,990
Homebuilders/Real Estate - 1.6%
Howard Hughes Corp.:
4.125% 2/1/29 (c)	775,000	757,733
4.375% 2/1/31 (c)	775,000	759,016
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	1,840,000	1,814,700
Service Properties Trust:
3.95% 1/15/28	150,000	138,375
4.375% 2/15/30	2,385,000	2,191,100
4.95% 2/15/27	920,000	909,650
4.95% 10/1/29	905,000	862,013
5.5% 12/15/27	845,000	893,784
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (c)	6,925,000	6,838,438
		15,164,809
Hotels - 0.6%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	2,175,000	2,111,055
3.75% 5/1/29 (c)	295,000	292,050
4% 5/1/31 (c)	1,055,000	1,055,000
NCL Finance Ltd. 6.125% 3/15/28 (c)	370,000	376,938
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	370,000	373,811
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	1,060,000	1,072,190
		5,281,044
Insurance - 2.3%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	260,000	260,325
6.75% 10/15/27 (c)	8,742,000	9,304,723
AmWINS Group, Inc. 7.75% 7/1/26 (c)	6,340,000	6,783,800
AssuredPartners, Inc. 5.625% 1/15/29 (c)	795,000	810,105
HUB International Ltd. 7% 5/1/26 (c)	2,155,000	2,237,774
USI, Inc. 6.875% 5/1/25 (c)	2,235,000	2,274,113
		21,670,840
Leisure - 1.5%
Carnival Corp.:
5.75% 3/1/27 (c)	2,875,000	2,955,385
6.65% 1/15/28	175,000	186,813
7.625% 3/1/26 (c)	2,685,000	2,884,496
NCL Corp. Ltd. 5.875% 3/15/26 (c)	525,000	530,250
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (c)	2,725,000	2,740,669
9.125% 6/15/23 (c)	470,000	517,907
11.5% 6/1/25 (c)	2,005,000	2,330,813
Viking Cruises Ltd. 13% 5/15/25 (c)	635,000	746,522
Voc Escrow Ltd. 5% 2/15/28 (c)	1,150,000	1,136,051
		14,028,906
Metals/Mining - 1.0%
First Quantum Minerals Ltd.:
6.875% 10/15/27 (c)	2,238,000	2,398,856
7.25% 4/1/23 (c)	4,195,000	4,268,413
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	1,800,000	1,833,750
4.5% 9/15/27 (c)	40,000	42,738
Howmet Aerospace, Inc. 5.95% 2/1/37	95,000	114,860
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	500,000	518,020
		9,176,637
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	2,295,000	2,291,259
SPA Holdings 3 OY 4.875% 2/4/28 (c)	1,705,000	1,709,263
		4,000,522
Publishing/Printing - 0.2%
Meredith Corp. 6.875% 2/1/26	1,933,000	1,987,946
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	6,875,000	6,634,375
Yum! Brands, Inc. 4.625% 1/31/32 (f)	1,985,000	2,028,005
		8,662,380
Services - 6.4%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	3,030,000	2,991,549
AECOM 5.125% 3/15/27	2,775,000	3,019,547
APX Group, Inc. 6.75% 2/15/27 (c)	2,032,000	2,179,767
Aramark Services, Inc.:
4.75% 6/1/26	1,955,000	2,009,740
5% 2/1/28 (c)	8,965,000	9,303,429
6.375% 5/1/25 (c)	4,365,000	4,626,900
Ascend Learning LLC:
6.875% 8/1/25 (c)	335,000	343,375
6.875% 8/1/25 (c)	2,470,000	2,531,750
ASGN, Inc. 4.625% 5/15/28 (c)	1,020,000	1,052,314
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	2,865,000	2,880,041
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	5,105,000	5,144,819
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (c)	2,665,000	2,845,474
Frontdoor, Inc. 6.75% 8/15/26 (c)	1,570,000	1,670,088
Gartner, Inc. 3.75% 10/1/30 (c)	955,000	947,102
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	5,635,000	5,797,006
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	3,035,000	3,088,113
PowerTeam Services LLC 9.033% 12/4/25 (c)	1,170,000	1,289,925
Service Corp. International 5.125% 6/1/29	1,420,000	1,523,944
Sotheby's 7.375% 10/15/27 (c)	5,185,000	5,606,852
The GEO Group, Inc. 6% 4/15/26	1,315,000	943,513
TriNet Group, Inc. 3.5% 3/1/29 (c)	1,480,000	1,447,736
		61,242,984
Super Retail - 1.7%
EG Global Finance PLC:
6.75% 2/7/25 (c)	2,170,000	2,218,825
8.5% 10/30/25 (c)	3,690,000	3,911,400
L Brands, Inc.:
5.25% 2/1/28	235,000	252,038
6.625% 10/1/30 (c)	360,000	408,150
6.694% 1/15/27	850,000	962,625
6.75% 7/1/36	2,115,000	2,495,700
6.875% 11/1/35	285,000	339,660
LBM Acquisition LLC 6.25% 1/15/29 (c)	360,000	370,800
Levi Strauss & Co. 3.5% 3/1/31 (c)	1,310,000	1,264,150
The William Carter Co. 5.625% 3/15/27 (c)	1,575,000	1,663,594
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	2,335,000	2,486,775
		16,373,717
Technology - 3.3%
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	1,905,000	1,901,571
6.125% 12/1/28 (c)	3,405,000	3,507,150
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	2,525,000	2,481,090
CDK Global, Inc. 5.25% 5/15/29 (c)	465,000	498,861
Crowdstrike Holdings, Inc. 3% 2/15/29	1,080,000	1,055,916
Gartner, Inc. 4.5% 7/1/28 (c)	1,470,000	1,515,938
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	3,700,000	4,179,890
Nuance Communications, Inc. 5.625% 12/15/26	2,050,000	2,149,938
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,115,000	1,146,945
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	10,397,000	10,571,930
Sensata Technologies BV 4% 4/15/29 (c)	995,000	1,012,940
TTM Technologies, Inc. 4% 3/1/29 (c)	1,145,000	1,130,688
Twilio, Inc. 3.875% 3/15/31	730,000	745,593
		31,898,450
Telecommunications - 11.2%
Altice Financing SA:
5% 1/15/28 (c)	3,230,000	3,189,415
7.5% 5/15/26 (c)	2,260,000	2,361,700
Altice France Holding SA 6% 2/15/28 (c)	4,250,000	4,180,938
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	13,430,000	14,319,701
7.5% 10/15/26 (c)	6,270,000	6,638,363
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	455,000	450,450
5.625% 9/15/28 (c)	360,000	365,292
Consolidated Communications, Inc. 5% 10/1/28 (c)	535,000	539,173
Frontier Communications Corp.:
5% 5/1/28 (c)	3,915,000	3,986,958
5.875% 10/15/27 (c)	840,000	890,400
6.75% 5/1/29 (c)	2,335,000	2,462,725
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	340,000	329,375
4.25% 7/1/28 (c)	2,320,000	2,346,239
4.625% 9/15/27 (c)	1,979,000	2,036,727
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	2,410,000	2,350,473
5.125% 12/15/26 (c)	4,130,000	4,350,459
6.875% 1/15/28	162,000	180,376
Millicom International Cellular SA:
4.5% 4/27/31 (c)	200,000	208,000
6.625% 10/15/26 (c)	472,500	502,474
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	325,000	324,188
Sable International Finance Ltd. 5.75% 9/7/27 (c)	515,000	538,819
SFR Group SA:
5.125% 1/15/29 (c)	5,570,000	5,639,625
5.5% 1/15/28 (c)	1,900,000	1,949,875
8.125% 2/1/27 (c)	6,580,000	7,212,338
Sprint Capital Corp.:
6.875% 11/15/28	6,978,000	8,799,049
8.75% 3/15/32	3,865,000	5,715,369
T-Mobile U.S.A., Inc. 2.875% 2/15/31	2,540,000	2,454,910
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	1,343,968
7.2% 7/18/36	845,000	1,066,417
7.721% 6/4/38	235,000	313,431
Uniti Group, Inc.:
7.125% 12/15/24 (c)	4,065,000	4,181,869
7.875% 2/15/25 (c)	8,450,000	9,132,295
Windstream Escrow LLC 7.75% 8/15/28 (c)	3,450,000	3,513,566
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	1,600,000	1,572,000
6.125% 3/1/28 (c)	1,810,000	1,857,513
		107,304,470
Utilities - 5.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	2,350,000	2,254,543
4.75% 3/15/28 (c)	585,000	608,628
DCP Midstream Operating LP:
5.125% 5/15/29	3,300,000	3,509,385
5.625% 7/15/27	2,305,000	2,502,469
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,782,000	2,935,010
InterGen NV 7% 6/30/23 (c)	4,960,000	4,786,400
NRG Energy, Inc.:
3.375% 2/15/29 (c)	2,705,000	2,640,756
3.625% 2/15/31 (c)	820,000	799,500
5.25% 6/15/29 (c)	2,105,000	2,252,350
6.625% 1/15/27	900,000	936,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	7,590,854	8,084,260
PG&E Corp. 5.25% 7/1/30	2,935,000	3,111,100
Pike Corp. 5.5% 9/1/28 (c)	4,280,000	4,354,900
TerraForm Power Operating LLC:
4.75% 1/15/30 (c)	265,000	275,152
5% 1/31/28 (c)	2,570,000	2,773,159
Vistra Operations Co. LLC:
5% 7/31/27 (c)	3,900,000	4,017,078
5.5% 9/1/26 (c)	1,679,000	1,739,864
5.625% 2/15/27 (c)	2,175,000	2,260,652
		49,841,206

TOTAL NONCONVERTIBLE BONDS		882,848,271

TOTAL CORPORATE BONDS
(Cost $875,215,740)		899,768,252
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
California Resources Corp. (h)	10,167	244,618
California Resources Corp. warrants 10/27/24 (h)	1,768	8,044
Jonah Energy LLC (b)	58,499	877,485
Mesquite Energy, Inc. (b)	82,533	1,316,398

TOTAL ENERGY		2,446,545

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(h)	1	35,011
TOTAL COMMON STOCKS
(Cost $5,297,179)		2,481,556
	Principal Amount	Value

Bank Loan Obligations - 2.7%
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	1,293,895	1,289,289
Energy - 0.0%
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(e)(g)(i)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (b)(e)(g)(i)	658,000	0

TOTAL ENERGY		0

Gaming - 0.6%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	3,072,025	3,025,945
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(i)	2,910,298	2,861,550

TOTAL GAMING		5,887,495

Healthcare - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (d)(e)(i)	1,725,000	1,716,375
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (d)(e)(i)	358,182	355,832

TOTAL HEALTHCARE		2,072,207

Services - 0.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (d)(e)(i)	3,238,813	3,184,983
Super Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (e)(i)(j)	432,727	430,642
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (d)(e)(i)	1,947,273	1,937,887

TOTAL SUPER RETAIL		2,368,529

Technology - 0.6%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (d)(e)(i)	415,000	411,369
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8571% 4/30/27 (d)(e)(i)	1,447,249	1,443,023
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (d)(e)(i)	2,437,719	2,435,695
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (d)(e)(i)	1,238,783	1,238,783

TOTAL TECHNOLOGY		5,528,870

Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (d)(e)(i)	3,401,684	2,852,448
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(i)	280,000	285,449
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(i)	2,116,460	2,138,683

TOTAL TELECOMMUNICATIONS		5,276,580

TOTAL BANK LOAN OBLIGATIONS
(Cost $26,594,541)		25,607,953
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (k)
(Cost $19,096,087)	19,092,595	19,096,414
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $926,203,547)		946,954,175
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,328,271
NET ASSETS - 100%		$956,282,446

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,617,619 or 0.5% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $698,929,781 or 73.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$1,524,994

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,240
Total	$3,240

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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